Supplemental Disclosures Other (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Additional information [abstract]
Lease inducement	$ (3.6)	$ (3.6)
Onerous contract provision	(1.5)	2.2
Translation of US dollar derivatives	2.6	(0.7)
Other	$ (2.5)	$ (2.1)